Change in Accounting Policy	12 Months Ended
Dec. 31, 2017
Change in Accounting Policy [Abstract]
Accounting Changes and Error Corrections [Text Block]

2. CHANGE IN ACCOUNTING POLICY

The new USGAAP accounting policies that are applicable to, and adopted by the Company in 2017, are described as follows:

Classification of Certain Cash Receipts and Cash Payments on the Statement of Cash Flows

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments on the Statement of Cash Flows. The standard provides guidance regarding the classification of certain cash receipts and cash payments on the statement of cash flows, where specific guidance is provided for issues not previously addressed. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017, with early adoption permitted, and is required to be applied on a retrospective approach. The Company has early adopted the standard with no impact on the consolidated financial statements as a result of implementation of this standard.

Restricted Cash on the Statement of Cash Flows

In November 2016, the FASB issued ASU 2016-18, Restricted Cash on the Statement of Cash Flows. The standard requires the Company to show the changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. Transfers between cash and cash equivalents and restricted cash and restricted cash equivalents are no longer presented in the statement of cash flows. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2017, with early adoption permitted, and is required to be applied on a retrospective approach. The Company has early adopted this standard. This change in accounting policy has increased net cash used in investing activities by $22 million for the year ended December 31, 2017 (2016 – a decrease of $68 million) within the Consolidated Statement of Cash Flows. Changes in restricted cash are now disclosed within the Consolidated Statement of Cash Flows for all years presented. Restricted cash was $65 million at December 31, 2017 (2016 – $87 million).

Simplifying the Test for Goodwill Impairment

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. The standard provides guidance to simplify the subsequent measurement of goodwill by eliminating the second step of the quantitative test. The new guidance does not amend the optional qualitative assessment of goodwill impairment. This guidance is effective for annual reporting periods, including interim reporting within those periods, beginning after December 15, 2019, with early adoption permitted and is required to be applied prospectively. The Company has early adopted the standard with no impact on the consolidated financial statements as a result of implementation of this standard.